UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857
                                                                   811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc.
Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Total
Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master
Bond LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

BlackRock Total Return Fund of BlackRock Bond Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Fund	Value

$ 2,315,886	Master Total Return Portfolio of Master Bond LLC	$ 2,735,326,295

	Total Investments (Cost - $2,848,452,589) - 100.5%	2,735,326,295
	Liabilities in Excess of Other Assets - (0.5%)	(13,282,511)

	Net Assets - 100.0%	$ 2,722,043,784

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value

ACE Securities Corp. Series 2003-OP1 Class A2,
2.843%, 12/25/33 (a)	$ 581	$ 532,759
ACE Securities Corp. Series 2005-ASP1 Class M1,
3.163%, 9/25/35 (a)	11,203	3,853,832
ACE Securities Corp. Series 2005-HE6 Class
A2B, 2.683%, 10/25/35 (a)(b)	568	567,000
Aegis Asset Backed Securities Trust Series 2006-
1 Class A1, 2.563%, 1/25/37 (a)	312	303,464
Banc of America Securities Auto Trust Series
2006-G1 Class A4, 5.17%, 12/20/10	29,100	29,592,776
Bank One Issuance Trust Series 2002-A6 Class
A, 2.661%, 6/15/12 (a)	32,000	31,889,754
Bear Stearns Asset Backed Securities Trust
Series 2005-4 Class A, 2.813%, 1/25/36 (a)	3,679	3,389,166
Bear Stearns Asset Backed Securities Trust Series 2005-
HE10 Class A2, 2.773%, 11/25/35 (a)	12,972	12,510,763
Bear Stearns Asset Backed Securities Trust Series 2005-
SD1 Class 1A2, 2.783%, 7/25/27 (a)	9,756	9,138,693
Bear Stearns Asset Backed Securities Trust Series 2006-
HE8 Class 1A1, 2.553%, 10/25/36 (a)	8,455	8,077,586
Bear Stearns Asset Backed Securities Trust Series 2006-
HE10 Class 21A1, 2.553%, 12/25/36 (a)	11,437	10,511,563
Capital Auto Receivables Asset Trust Series
2004-2 Class D, 5.82%, 5/15/12 (c)	4,850	4,784,038
Carrington Mortgage Loan Trust Series 2006-
FRE1 Class A1, 2.548%, 7/25/36 (a)	111	110,693
Carrington Mortgage Loan Trust Series 2006-
NC5 Class A1, 2.533%, 1/25/37 (a)	12,264	11,574,283
Chase Issuance Trust Series 2005-A5 Class A5,
2.491%, 2/15/12 (a)	3,600	3,587,052
Chase Issuance Trust Series 2006-A3 Class A3,
2.461%, 7/15/11 (a)	2,375	2,367,189
Chase Issuance Trust Series 2007-A17 Class A,
5.12%, 10/15/14	25,300	25,568,792
Chase Issuance Trust Series 2008-A9 Class A9,
4.26%, 5/15/13	26,140	25,969,044
Chase Manhattan Auto Owner Trust Series 2005-
B Class A4, 4.88%, 6/15/12	4,025	4,055,018
Citibank Credit Card Issuance Trust Series 2006-
A2 Class A2, 4.85%, 2/10/11	2,550	2,573,961
Citibank Omni Master Trust Series 2007-A9A
Class A9, 3.581%, 12/23/13 (a)	32,890	33,127,137
Countrywide Asset Backed Certificates Series
2003-2 Class M1, 3.532%, 6/26/33 (a)	1,973	1,272,416
Countrywide Asset Backed Certificates Series 2003
BC3 Class A2, 3.01%, 9/25/33 (a)	909	704,237
Countrywide Asset Backed Certificates Series
2004-5 Class A, 2.933%, 10/25/34 (a)	1,947	1,794,620
Countrywide Asset Backed Certificates Series
2004-13 Class AF4, 4.583%, 1/25/33 (a)	10,300	9,904,863
Countrywide Asset Backed Certificates Series
2006-8 Class 2A1, 2.513%, 1/25/46 (a)	480	470,828

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value

Countrywide Asset Backed Certificates Series 2006
21 Class 2A1, 2.533%, 5/25/37 (a)	$ 14,296	$ 13,655,815
Countrywide Asset Backed Certificates Series 2006-
25 Class 2A1, 2.553%, 6/25/37 (a)	18,970	18,146,692
Countrywide Asset Backed Certificates Series 2006
26 Class 2A1, 2.563%, 6/25/37 (a)	10,052	9,590,536
Daimler Chrysler Auto Trust Series 2006-D Class
A3, 4.98%, 2/08/11	25,542	25,790,906
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF10 Class A6, 2.833%, 11/25/35 (a)	12,655	11,897,540
Ford Credit Auto Owner Trust Series 2005-A
Class A4, 3.72%, 10/15/09 (c)	8,200	8,210,155
Ford Credit Auto Owner Trust Series 2006-B
Class A4, 5.25%, 9/15/11	18,700	19,042,743
Fremont Home Loan Trust Series 2005-E Class
2A2, 2.653%, 1/25/36 (a)	980	977,929
HSI Asset Securitization Corp. Trust Series 2006-
HE1 Class 2A1, 2.533%, 10/25/36 (a)	15,076	14,397,426
Harley-Davidson Motorcycle Trust Series 2006-2
Class A2, 5.35%, 3/15/13	10,500	10,675,493
Home Equity Asset Trust Series 2005-1 Class
A2, 2.763%, 5/25/35 (a)	232	185,343
Home Equity Asset Trust Series 2005-3 Class
1A2, 2.733%, 8/25/35 (a)	347	337,915
Honda Auto Receivables Owner Trust Series
2006-3 Class A3, 5.12%, 10/15/10	22,605	22,834,579
IXIS Real Estate Capital Trust Series 2007-HE1
Class A1, 2.543%, 5/25/37 (a)	18,221	17,309,727
Irwin Home Equity Corp. Series 2005-C Class
1A1, 2.743%, 4/25/30 (a)	2,164	1,947,597
JPMorgan Mortgage Acquisition Corp. Series
2006-HE3 Class A2, 2.553%, 11/25/36 (a)	8,287	7,996,930
Lehman XS Trust Series 2005-5N Class 3A2,
2.843%, 11/25/35 (a)	12,617	7,858,045
Long Beach Mortgage Loan Trust Series 2006-11
Class 2A1, 2.543%, 12/25/36 (a)	13,032	12,443,275
MBNA Credit Card Master Note Trust Series
2002-A5 Class A5, 2.651%, 10/17/11 (a)	25,945	25,899,773
MBNA Credit Card Master Note Trust Series
2006-A4 Class A4, 2.461%, 9/15/11 (a)	3,650	3,638,972
Morgan Stanley ABS Capital I Series 2005-HE1
Class A2MZ, 2.783%, 12/25/34 (a)	816	652,636
Morgan Stanley ABS Capital I Series 2007-NC1
Class A2A, 2.533%, 11/25/36 (a)	12,090	11,667,308
Nationstar Home Equity Loan Trust Series 2006-
B Class AV1, 2.553%, 9/25/36 (a)	2,217	2,201,179
New Century Home Equity Loan Trust Series
2005-2 Class A2MZ, 2.743%, 6/25/35 (a)	2,543	2,161,371
Option One Mortgage Loan Trust Series 2003-4
Class A2, 2.803%, 7/25/33 (a)	2,898	2,348,468
Park Place Securities, Inc. Series 2005-WCH1
Class A1B, 2.783%, 1/25/35 (a)	786	751,089

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value

Park Place Securities, Inc. Series 2005-WCH1
Class A3D, 2.823%, 1/25/35 (a)	$ 695	$ 603,397
RAAC Series 2005-SP2 Class 2A, 2.783%,
6/25/44 (a)	12,834	10,010,407
Residential Asset Mortgage Products, Inc. Series
2005-RS3 Class AI2, 2.653%, 3/25/35 (a)	2,458	2,173,705
Residential Asset Mortgage Products, Inc. Series 2006
RS4 Class A1, 2.563%, 7/25/36 (a)	552	545,590
Residential Asset Securities Corp. Series 2003-
KS5 Class AIIB, 3.063%, 7/25/33 (a)	1,459	1,382,976
SLM Student Loan Trust Series 2005-6 Class
A5B, 2.93%, 7/27/26 (a)	2,800	2,781,205
SLM Student Loan Trust Series 2008-5 Class A2,
3.997%, 10/25/16 (a)	33,280	33,731,277
SLM Student Loan Trust Series 2008-5 Class A3,
4.197%, 1/25/18 (a)	8,410	8,560,455
SLM Student Loan Trust Series 2008-5 Class A4,
4.597%, 7/25/23 (a)	22,670	23,435,339
Small Business Administration Series 2002-P10
Class 1, 5.199%, 8/10/12	187	186,503
Small Business Administration Series 2004-P10
Class 1, 4.504%, 2/10/14	867	832,586
Soundview Home Equity Loan Trust Series 2005-
OPT3 Class A4, 2.783%, 11/25/35 (a)	24,900	22,612,313
Soundview Home Equity Loan Trust Series 2007-
OPT1 Class 2A1, 2.563%, 6/25/37 (a)	2,674	2,540,611
Structured Asset Receivables Corp. Series 2003-
2, 2.858%, 1/21/09	361	355,302
Structured Asset Securities Corp. Series 2003-
Al2 Class A, 3.357%, 1/25/31 (c)	532	417,404
Structured Asset Securities Corp. Series 2004-
23XS Class 2A1, 2.783%, 1/25/35 (a)	3,752	2,551,184
Structured Asset Securities Corp. Series 2006-
BC6 Class A2, 2.563%, 1/25/37 (a)	15,652	14,848,627
Structured Asset Securities Corp. Series 2007-
BC1 Class A2, 2.553%, 2/25/37 (a)	2,109	1,978,854
USAA Auto Owner Trust Series 2006-4 Class A3,
5.01%, 6/15/11	23,200	23,443,338
USAA Auto Owner Trust Series 2006-4 Class A4,
4.98%, 10/15/12	21,651	21,973,009

Total Asset-Backed Securities - 18.5%		665,815,051

U.S. Government & Agency Obligations

Fannie Mae, 4%, 1/26/09	3,445	3,467,999
Resolution Funding Corp., 6.30%, 7/15/18 (d)	100	63,719
Resolution Funding Corp., 6.29%, 10/15/18 (d)	100	62,696
U.S. Treasury Bonds, 8.125%, 8/15/19	19,700	26,311,813
U.S. Treasury Bonds, 6.25%, 8/15/23	57,520	68,435,340
U.S. Treasury Inflation Indexed Bonds, 3.875%,
1/15/09	9,519	9,823,274
U.S. Treasury Inflation Indexed Bonds, 1.625%,
1/15/15	39,819	41,122,051

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
U.S. Government & Agency Obligations	(000)	Value

U.S. Treasury Inflation Indexed Bonds, 2.375%,
1/15/25	$ 6,274	$ 6,602,307
U.S. Treasury Inflation Indexed Bonds, 2%, 1/15/26	8,224	8,154,226
U.S. Treasury Notes, 3.50%, 5/31/13	73,650	74,196,630
U.S. Treasury Notes, 5%, 5/15/37	9,865	10,601,797

Total U.S. Government & Agency Obligations - 6.9%		248,841,852

U.S. Government Agency Mortgage-Backed
Securities

Fannie Mae Guaranteed Pass-Through
Certificates:
4.50%, 3/01/21 - 7/15/23 (e)	164,022	158,705,788
4.561%, 1/01/35 (a)	1,590	1,600,596
5.00%, 1/01/18 - 7/15/38 (e)	326,727	316,521,919
5.50%, 7/01/14 - 7/15/38 (e)	701,110	691,711,502
6.00%, 1/01/21 - 7/15/38 (e)	267,547	269,982,514
6.28%, 8/01/11	1,800	1,868,859
6.50%, 12/01/28 - 7/15/38	178,040	183,326,241
7.00%, 3/01/31 - 9/01/36	272	286,337
Freddie Mac Mortgage Participation
Certificates:
4.00%, 5/01/10 - 5/01/19	506	504,139
4.50%, 7/15/23 (e)	1,700	1,642,095
5.00%, 12/01/18 - 7/15/38 (e)	77,369	74,306,048
5.50%, 8/01/17 - 7/15/38 (e)	58,019	57,971,943
5.676%, 1/01/37 (a)	2,212	2,252,970
6.00%, 5/01/13 - 7/15/38 (e)	7,381	7,468,689
6.50%, 6/01/31 - 12/01/34	981	1,017,689
7.00%, 2/01/31 - 4/01/32	2,494	2,635,930
Ginnie Mae MBS Certificates:
4.75%, 5/20/34 (a)	2,474	2,487,915
5.00%, 7/15/38 - 8/15/38 (e)	23,000	22,209,719
5.50%, 11/15/33 - 8/21/38 (e)	96,205	95,514,074
6.00%, 11/15/28 - 7/15/38 (e)	79,537	80,752,287
6.50%, 4/15/31 - 8/21/38 (e)	114,149	117,442,833
7.00%, 4/15/29 - 6/15/35	33,887	36,009,292
7.50%, 4/15/31 - 3/15/32	445	479,127

Total U.S. Government Agency Mortgage-Backed
Securities - 59.2%		2,126,698,506

U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage
Obligations

Fannie Mae Trust Series 360 Class 2, 5%,
8/01/35 (f)	34,191	8,607,758
Fannie Mae Trust Series 363 Class 2, 5.50%,
11/01/35 (f)	2,483	646,077
Fannie Mae Trust Series 367 Class 2, 5.50%,
1/25/36 (f)	2,818	736,792
Fannie Mae Trust Series 378 Class 4, 5%,
7/01/36 (f)	33,341	8,059,965
Fannie Mae Trust Series 378 Class 5, 5%,
7/01/36 (f)	7,782	1,884,521

	Master Total Return Portfolio of Master Bond LLC
	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage	Par
	Obligations	(000)	Value

	Fannie Mae Trust Series 1999-7 Class AB, 6%,
	3/25/29	$ 562	$ 578,143
	Fannie Mae Trust Series 2003-35 Class TE, 5%,
	5/25/18	1,680	1,687,395
	Fannie Mae Trust Series 2003-41 Class XU, 4%,
	7/25/15	20,000	19,980,910
	Fannie Mae Trust Series 2004-29 Class HC,
	7.50%, 7/25/30	1,100	1,167,534
	Fannie Mae Trust Series 2004-60 Class LB, 5%,
	4/25/34	1,909	1,870,773
Fannie Mae Trust Series 2005-63 Class PA,
	5.50%, 10/25/24	13,832	13,973,003
Fannie Mae Trust Series 2005-80 Class PB,
	5.50%, 4/25/30	1,978	2,016,192
	Fannie Mae Trust Series 2006-26 Class QA,
	5.50%, 6/25/26	2,060	2,092,777
	Fannie Mae Trust Series 2006-M2 Class A2A,
	5.271%, 10/25/32 (a)	4,600	4,497,906
Fannie Mae Trust Series 2007-22 Class PA,
	5.50%, 3/25/37	14,846	15,106,594
	Fannie Mae Trust Series 2007-108 Class AN,
	8.942%, 11/25/37 (a)	16,302	17,888,463
	Freddie Mac Multiclass Certificates Series 232
	Class IO, 5%, 8/01/35 (f)	1,036	260,062
Freddie Mac Multiclass Certificates Series
	2675 Class CB, 4%, 5/15/16	10,050	9,997,722
Freddie Mac Multiclass Certificates Series
	2684 Class SP, 4.986%, 1/15/33 (f)	3,840	639,600
Freddie Mac Multiclass Certificates Series
	2687 Class PM, 4.50%, 11/15/26	12,149	12,202,320
Freddie Mac Multiclass Certificates Series
	2825 Class VP, 5.50%, 6/15/15	1,605	1,645,605
Freddie Mac Multiclass Certificates Series
	3068 Class VA, 5.50%, 10/15/16	9,462	9,642,543
Freddie Mac Multiclass Certificates Series
	3137 Class XP, 6%, 4/15/36	15,734	16,227,892
Freddie Mac Multiclass Certificates Series
	3208 Class PS, 4.586%, 8/15/36 (f)	20,065	2,263,551
Freddie Mac Multiclass Certificates Series
	3210 Class PA, 6%, 3/15/29	12,436	12,756,008
Freddie Mac Multiclass Certificates Series
	3316 Class SB, 4.729%, 8/15/35 (f)	3,328	385,381

	Total U.S. Government Agency Mortgage-
	Backed Securities - Collateralized Mortgage
	Obligations - 4.6%		166,815,487

	Non-Government Agency Mortgage-Backed
	Securities

Collateralized Mortgage Obligations - 23.4%	Banc of America Alternative Loan Trust Series
	2004-7 Class 4A1, 5%, 8/25/19	964	900,027

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed	Par
Securities	(000)	Value

Banc of America Funding Corp. Series 2004-3
Class 2A2, 5%, 9/25/19	$ 13,252	$ 12,871,082
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-4 Class 3A1, 5.371%, 8/25/35 (a)(c)	93,351	90,472,041
Bear Stearns Adjustable Rate Mortgage Trust Series
2006-2 Class 2A1, 5.65%, 7/25/36 (a)	37,982	33,699,051
BlackRock Capital Finance LP Series 1997-R2
Class AP, 11.079%, 12/25/35 (a)(c)(g)(h)	10	10,481
Citigroup Mortgage Loan Trust, Inc. Series 2005-
4 Class A, 5.344%, 8/25/35 (a)(c)	44,724	41,909,420
Citigroup Mortgage Loan Trust, Inc. Series 2007-
AR4 Class 2A2A, 5.753%, 3/25/37 (a)	13,778	13,065,419
Citimortgage Alternative Loan Trust Series 2007
A8 Class A1, 6%, 10/25/37	25,808	22,678,903
Collateralized Mortgage Obligation Trust Series
57 Class D, 9.90%, 2/01/19	21	23,026
Countrywide Alternative Loan Trust Series 2004-
18CB Class 2A5, 2.933%, 9/25/34 (a)	1,286	1,163,278
Countrywide Alternative Loan Trust Series 2005-
21B Class A17, 6%, 6/25/35	24,292	22,075,163
Countrywide Alternative Loan Trust Series 2006-
01A0 Class 1A1, 4.488%, 8/25/46 (a)	4,080	3,341,722
Countrywide Alternative Loan Trust Series 2006-
0A21 Class A1, 2.672%, 3/20/47 (a)	10,821	7,591,055
Countrywide Alternative Loan Trust Series 2006-
OC8 Class 2A1A, 2.573%, 11/25/36 (a)	2,333	2,053,369
Countrywide Alternative Loan Trust Series 2006-
OC9 Class A1, 2.468%, 9/25/35 (a)	12,996	11,324,504
Countrywide Alternative Loan Trust Series 2006-
OC10 Class 2A1, 2.573%, 11/25/36 (a)	11,983	10,618,345
Countrywide Alternative Loan Trust Series 2006-
OC11 Class 2A1, 2.583%, 1/25/37 (a)	18,336	16,135,831
Countrywide Home Loan Mortgage Pass-
Through Trust Series 2004-29 Class1A1, 2.753%,
2/25/35 (a)	516	423,376
Countrywide Home Loan Mortgage Pass-
Through Trust Series 2006-0A5 Class 2A1,
2.683%, 4/25/46 (a)	4,977	3,552,461
Countrywide Home Loan Mortgage Pass-
Through Trust Series 2006-0A5 Class 3A1,
2.683%, 4/25/46 (a)	9,365	6,564,136
Countrywide Home Loan Mortgage Pass-
Through Trust Series 2007-16 Class A1, 6.50%,
10/25/37	13,305	13,030,432
Countrywide Home Loans Series 2003-J10 Class
2A1, 5%, 11/25/18	5,972	5,788,965
Credit Suisse Mortgage Capital Certificate
Series 2006-8 Class 3A1, 6%, 10/25/21	6,527	6,033,838
First Horizon Asset Securities, Inc. Series 2005-
AR3 Class 3A1, 5.494%, 8/25/35 (a)	11,811	11,487,147
GMAC 93, 7.43%, 12/01/22	16,197	16,520,910

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed	Par
Securities	(000)	Value

GSR Mortgage Loan Trust Series 2005-AR4 Class
6A1, 5.25%, 7/25/35 (a)	$ 16,383	$ 15,387,556
Harborview Mortgage Loan Trust Series 2005-10
Class 2A1A, 2.793%, 11/19/35 (a)	1,722	1,307,986
Harborview Mortgage Loan Trust Series 2006-9
Class 2A1A, 2.693%, 11/19/36 (a)	9,152	6,448,222
Homebanc Mortgage Trust Series 2006-2 Class
A1, 2.663%, 12/25/36 (a)	11,566	8,912,846
Impac Secured Assets CMN Owner Trust Series 2004-3
Class 1A4, 2.883%, 11/25/34 (a)	2,515	1,838,232
Impac Secured Assets CMN Owner Trust Series 2004-
3 Class M1, 3.083%, 11/25/34 (a)	11,950	6,273,750
Indymac Index Mortgage Loan Trust Series 2006-
AR41 Class A3, 2.663%, 2/25/37 (a)	18,258	12,232,695
JPMorgan Mortgage Trust Series 2005-A5 Class
TA1, 5.432%, 8/25/35 (a)	40,435	38,835,335
JPMorgan Mortgage Trust Series 2006-A2 Class
4A1, 3.884%, 8/25/34 (a)	2,727	2,658,259
JPMorgan Mortgage Trust Series 2006-S2 Class
2A2, 5.875%, 7/25/36	3,105	3,042,923
JPMorgan Mortgage Trust Series 2007-S1 Class
1A2, 5.50%, 3/25/22	1,954	1,886,073
Luminent Mortgage Trust Series 2006-7 Class
1A1, 2.663%, 12/25/36 (a)	25,188	18,135,065
Maryland Insurance Backed Securities Trust
Series 2006-1A, 5.55%, 12/10/65	2,500	2,100,000
Master Asset Securitization Trust Series 2003-9
Class 1A1, 5%, 10/25/18	6,624	6,400,805
Ocwen Residential MBS Corp. Series 1998-R2
Class AP, 9.199%, 11/25/34 (a)(c)	29	19,017
Opteum Mortgage Acceptance Corp. Series
2006-2 Class A1A, 2.543%, 7/25/36 (a)	1,057	993,412
Residential Accredit Loans, Inc. Series 2007-
Q02 Class A1, 2.633%, 2/25/47 (a)	6,087	4,339,485
Residential Accredit Loans, Inc. Series 2007-
Q03 Class A1, 2.643%, 3/25/47 (a)	9,676	7,256,752
Structured Adjustable Rate Mortgage Loan
Trust Series 2007-3 Class 2A1, 5.731%,
4/25/37 (a)	27,999	25,759,472
Structured Asset Securities Corp. Series 2005-
GEL2 Class A, 2.763%, 4/25/35 (a)	1,659	1,464,844
Structured Asset Securities Corp. Series 2005-
OPT1 Class A4M, 2.843%, 11/25/35 (a)	6,586	5,927,293
WaMu Mortgage Pass-Through Certificates Series 2000-
1 Class B1, 2.883%, 1/25/40 (a)(c)	1	521
WaMu Mortgage Pass-Through Certificates
Series 2003-S8 Class A2, 5%, 9/25/18	13,262	12,814,397
WaMu Mortgage Pass-Through Certificates Series 2006-
AR18 Class 1A1, 5.343%, 1/25/37 (a)	30,430	28,778,363
WaMu Mortgage Pass-Through Certificates Series 2007-
HY3 Class 1A1, 5.665%, 3/25/37 (a)	69,226	64,245,742
WaMu Mortgage Pass-Through Certificates Series 2007-
HY3 Class 4A1, 5.348%, 3/25/37 (a)	38,219	35,640,202
7

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Non-Government Agency Mortgage-Backed	Par
	Securities	(000)	Value

	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A4 Class 1A, 4.298%, 5/25/47 (a)	$ 5,508	$ 4,075,955
	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A5 Class 1A, 4.278%, 6/25/47 (a)	9,386	7,608,598
	Wells Fargo Mortgage Backed Securities Trust Series
	2005-AR10 Class 2A2, 4.109%, 6/25/35 (a)	26,715	25,252,629
	Wells Fargo Mortgage Backed Securities Trust Series
	2005-AR15 Class 2A1, 5.107%,
	9/25/35 (a)(c)	40,329	39,183,331
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR2 Class 2A5, 5.107%, 3/25/36 (a)	35,528	34,416,786
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR3 Class A4, 5.705%, 3/25/36 (a)	36,678	34,095,217
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR4 Class 2A4, 5.773%, 4/25/36 (a)	1,500	1,368,078
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR12 Class 2A1, 6.099%, 9/25/36 (a)	8,390	8,016,304
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR15 Class A1, 5.652%, 10/25/36 (a)	8,114	7,669,994
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR17 Class A1, 5.33%, 10/25/36 (a)	13,894	13,302,035

			841,022,156

Commercial Mortgage-Backed Securities -	Asset Securitization Corp. Series 1997-D5 Class
19.5%	A1C, 6.75%, 2/14/43	53	52,808
	Banc of America Commercial Mortgage, Inc.
	Series 2004-7 Class 4A1, 6.503%, 4/15/36	1,721	1,764,059
	Banc of America Commercial Mortgage, Inc. Series
	2006-2 Class A4, 5.929%, 5/10/45 (a)(c)	5,460	5,331,508
	Banc of America Commercial Mortgage, Inc.
	Series 2007-2 Class A4, 5.867%, 4/10/49 (a)	3,250	3,089,969
	Bear Stearns Commercial Mortgage Securities Series
	1998-C1 Class A2, 6.44%, 6/16/30	1,575	1,574,951
	Bear Stearns Commercial Mortgage Securities Series
	2000-WF2 Class A2, 7.32%, 10/15/32 (a)	1,400	1,452,354
	Bear Stearns Commercial Mortgage Securities Series
	2006-PW11 Class AJ, 5.623%, 3/11/39 (a)	7,100	5,865,112
	Bear Stearns Commercial Mortgage Securities Series
	2007-PW15 Class A4, 5.331%, 2/11/44	20,950	19,377,834
	CS First Boston Mortgage Securities Corp. Series
	1998-C2 Class A2, 6.30%, 11/15/30	1,565	1,570,326
	CS First Boston Mortgage Securities Corp. Series
	2001-CK6 Class A3, 6.387%, 8/15/36	325	332,810
	CS First Boston Mortgage Securities Corp. Series 2002-
	CKS4 Class A2, 5.183%, 11/15/36	2,415	2,385,981
	CS First Boston Mortgage Securities Corp. Series
	2002-CP5 Class A1, 4.106%, 12/15/35 (b)	8,899	8,643,791
	CS First Boston Mortgage Securities Corp. Series
	2003-C3 Class A5, 3.936%, 5/15/38	2,320	2,149,725
	Capco America Securitization Corp. Series 1998-
	D7 Class A1B, 6.26%, 10/15/30	10,805	10,824,185
	Chase Commercial Mortgage Securities Corp. Series
	1999-2 Class A2, 7.198%, 1/15/32	18,210	18,693,464

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed	Par
Securities	(000)	Value

Chase Commercial Mortgage Securities Corp. Series
2000-1 Class A2, 7.757%, 4/15/32	$ 18,707	$ 19,365,488
Citigroup Commercial Mortgage Trust Series
2007-C6 Class A4, 5.889%, 12/10/49 (a)	8,400	7,982,191
Citigroup Commercial Mortgage Trust Series
2007-C6 Class AM, 5.889%, 12/10/49 (a)	8,750	7,951,962
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5 Class A4, 5.886%,
11/15/44 (a)	10,075	9,617,378
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)	9,900	9,838,387
Commercial Mortgage Pass-Through Certificates Series
2007-C9 Class A4, 6.01%, 12/10/49 (a)	24,360	23,315,053
DLJ Commercial Mortgage Corp. Series 2000-
CKP1 Class A1B, 7.18%, 11/10/33	1,947	2,016,915
First Union National Bank Commercial Mortgage Series
2000-C1 Class A2, 7.841%, 5/17/32	12,474	12,973,790
First Union National Bank Commercial Mortgage Series
2001-C2 Class A2, 6.663%, 1/12/43	2,160	2,225,441
GE Capital Commercial Mortgage Corp. Series
2001-3 Class A2, 6.07%, 6/10/38	1,670	1,697,613
GE Capital Commercial Mortgage Corp. Series
2002-1A Class A3, 6.269%, 12/10/35	1,730	1,768,936
GE Capital Commercial Mortgage Corp. Series 2005-
C4 Class A4, 5.333%, 11/10/45 (a)	2,900	2,813,691
GMAC Commercial Mortgage Securities, Inc.
Series 1998-C2 Class D, 6.50%, 5/15/35	19,004	19,088,678
GMAC Commercial Mortgage Securities, Inc. Series
1999-C1 Class A2, 6.175%, 5/15/33 (a)	13,432	13,488,861
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2, 6.945%, 9/15/33	1,303	1,320,464
GMAC Commercial Mortgage Securities, Inc. Series
1999-C3 Class A2, 7.179%, 8/15/36 (a)	1,024	1,045,892
GMAC Commercial Mortgage Securities, Inc. Series
2000-C1 Class A2, 7.724%, 3/15/33 (a)	1,427	1,473,735
GMAC Commercial Mortgage Securities, Inc. Series
2000-C2 Class A2, 7.455%, 8/16/33 (a)	1,221	1,266,218
GMAC Commercial Mortgage Securities, Inc. Series
2000-C2 Class A2, 5.667%, 5/10/40 (a)	2,465	2,440,610
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class B, 6.67%, 4/15/34 (a)	15,000	15,472,196
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class AAB, 4.702%, 12/10/41	700	670,147
GS Mortgage Securities Corp. II Series 1999-C1
Class A2, 6.11%, 11/18/30 (a)	141	140,756
GS Mortgage Securities Corp. II Series 2003-C1
Class X2, 1.029%, 1/10/40 (f)	12,988	165,200
GS Mortgage Securities Corp. II Series 2004-GG2
Class A4, 4.964%, 8/10/38	1,625	1,611,423
GS Mortgage Securities Corp. II Series 2006-GG6
Class A2, 5.506%, 4/10/38 (a)	18,650	18,629,106

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed	Par
Securities	(000)	Value

GS Mortgage Securities Corp. II Series 2006-GG8
Class A4, 5.56%, 11/10/39	$ 23,675	$ 22,664,845
Greenwich Capital Commercial Funding Corp. Series
2004-GG1 Class A4, 4.755%, 6/10/36	20,429	20,383,505
Greenwich Capital Commercial Funding Corp. Series
2005-GG3 Class A3, 4.569%, 8/10/42	2,445	2,372,237
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB2 Class A3, 6.429%, 4/15/35	21,558	22,119,357
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3 Class A3, 6.465%,
11/15/35	2,120	2,178,002
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC Class A3, 6.26%, 3/15/33	1,084	1,106,362
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17 Class A4, 5.429%, 12/12/43	2,720	2,576,392
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2007-LD1 Class A2,
5.992%, 6/15/49 (a)	9,700	9,611,476
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12 Class A2, 5.827%, 2/15/51	7,882	7,780,545
LB Commercial Conduit Mortgage Trust Series
1998-C4 Class A1B, 6.21%, 10/15/35	550	550,408
LB Commercial Conduit Mortgage Trust Series
1999-C2 Class A2, 7.325%, 10/15/32	15,421	15,697,488
LB-UBS Commercial Mortgage Trust Series 2000-
C3 Class A2, 7.95%, 5/15/25 (a)	23,522	24,447,556
LB-UBS Commercial Mortgage Trust Series 2000-
C4 Class A2, 7.37%, 8/15/26	1,093	1,134,056
LB-UBS Commercial Mortgage Trust Series 2005-
C2 Class AJ, 5.205%, 4/15/30 (a)	1,100	969,950
LB-UBS Commercial Mortgage Trust Series 2005-
C3 Class A5, 4.739%, 7/15/30	15,850	14,856,844
LB-UBS Commercial Mortgage Trust Series 2006-
C1 Class A4, 5.156%, 2/15/31	22,956	21,603,655
LB-UBS Commercial Mortgage Trust Series 2006-
C7 Class A2, 5.30%, 11/15/38	20,170	19,877,922
LB-UBS Commercial Mortgage Trust Series 2007-
C1 Class A4, 5.424%, 2/15/40	20,390	18,966,798
LB-UBS Commercial Mortgage Trust Series 2007-
C2 Class A3, 5.43%, 2/15/40	18,425	17,131,139
LB-UBS Commercial Mortgage Trust Series 2007-
C7 Class A3, 5.866%, 9/15/45 (a)	40,314	38,459,463
Merrill Lynch Mortgage Trust Series 2007-C1
Class AM, 6.022%, 6/12/50 (a)(g)	1,275	1,169,155
Morgan Stanley Capital I Series 1998-HF2 Class
A2, 6.48%, 11/15/30 (a)	34	33,602
Morgan Stanley Capital I Series 1999-FNV Class
A2, 6.53%, 3/15/31 (a)	304	305,709
Morgan Stanley Capital I Series 2006-IQ11 Class
A2, 5.693%, 10/15/42 (a)	6,715	6,709,396
Morgan Stanley Capital I Series 2006-IQ12 Class
A4, 5.332%, 12/15/43	10,265	9,653,931

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Non-Government Agency Mortgage-Backed	Par
	Securities	(000)	Value

	Morgan Stanley Capital I Series 2007-HQ12
	Class A2, 5.811%, 4/12/49 (a)	$ 3,520	$ 3,464,196
	Morgan Stanley Capital I Series 2007-IQ15 Class
	AM, 6.077%, 6/11/49 (a)	1,825	1,678,898
	Morgan Stanley Capital I Series 2007-IQ16 Class
	A4, 5.809%, 12/12/49	10,450	9,920,831
	Morgan Stanley Dean Witter Capital I Series
	2000-LIFE Class A2, 7.57%, 11/15/36 (a)	19,686	20,263,450
Prudential Mortgage Capital Funding, LLC
	Series 2001-Rock Class A2, 6.605%, 5/10/34	2,177	2,239,759
	Prudential Securities Secured Financing Corp. Series
	2000-C1 Class A2, 7.727%, 5/17/32 (a)	18,276	18,890,731
	Salomon Brothers Mortgage Securities VII, Inc. Series
	1999-C1 Class A2, 7.15%, 5/18/32 (a)	901	903,733
	Salomon Brothers Mortgage Securities VII, Inc. Series
	2000-C3 Class A2, 6.592%, 12/18/33	1,648	1,687,849
	Salomon Brothers Mortgage Securities VII, Inc. Series
	2001-C2 Class A3, 6.499%, 10/13/11	5,197	5,332,127
	WaMu Commercial Mortgage Securities Trust Series
	2005-C1A Class X, 2.10%, 5/25/36 (f)	15,380	523,602
	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21 Class A3, 5.274%, 10/15/44 (a)	9,420	9,419,625
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25 Class A4, 5.384%, 5/15/43 (a)	17,875	17,440,984
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25 Class A5, 5.928%, 5/15/43 (a)	19,075	18,597,465
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28 Class A2, 5.50%, 10/15/48	15,101	14,945,845
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C28 Class AJ, 5.632%, 10/15/48 (a)	2,045	1,669,806
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29 Class A4, 5.308%, 11/15/48	24,400	22,873,409
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29 Class AJ, 5.368%, 11/15/48 (a)	2,345	1,870,923
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34 Class A3, 5.678%, 5/15/46	6,385	6,017,248

			701,589,282

	Total Non-Government Agency Mortgage-Backed
	Securities - 42.9%		1,542,611,438

Industry	Corporate Bonds

Aerospace & Defense - 0.1%	BAE Systems Holdings, Inc., 5.20%, 8/15/15 (c)	340	325,911
	L-3 Communications Corp., 5.875%, 1/15/15	860	793,350
	L-3 Communications Corp. Series B,
	6.375%, 10/15/15	762	712,470
	United Technologies Corp., 2.752%, 6/01/09 (a)	1,150	1,149,480

			2,981,211

Airlines - 0.1%	American Airlines, Inc. Series 2003-1, 3.857%,
	1/09/12	2,352	2,152,236
Continental Airlines, Inc. Series 2002-1,
	6.563%, 8/15/13	2,555	2,337,825

			4,490,061

Capital Markets - 5.3%	The Bear Stearns Cos., Inc., 3.218%, 7/19/10 (a)	4,995	4,897,847
	The Bear Stearns Cos., Inc., 6.95%, 8/10/12	13,615	14,156,496
11

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Credit Suisse Guernsey Ltd., 5.86% (a)(i)	$ 16,960	$ 14,138,670
	Goldman Sachs Capital II, 5.793% (a)(i)	6,895	4,794,507
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13	19,915	19,493,997
	Lehman Brothers Holdings, Inc., 5.625%, 1/24/13	8,005	7,576,773
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	7,180	6,745,072
Lehman Brothers Holdings, Inc. Series I,
	5.25%, 2/06/12	8,415	7,963,401
	Lehman Brothers Holdings, Inc. Series MTN,
	7%, 9/27/27	8,000	7,396,848
	Morgan Stanley, 5.05%, 1/21/11	705	696,959
	Morgan Stanley, 6.75%, 4/15/11	250	256,449
	Morgan Stanley, 3.041%, 1/09/12 (a)	69,900	64,963,522
	Morgan Stanley, 6.25%, 8/28/17	245	228,416
	Morgan Stanley Series F, 5.55%, 4/27/17	200	178,879
	UBS AG, 5.75%, 4/25/18	16,000	15,267,456
	UBS AG Series DPNT, 5.875%, 12/20/17	20,980	20,408,295

			189,163,587

Commercial Banks - 0.9%	Barclays Bank Plc, 7.434%, (a)(c)(i)	200	187,595
	Barclays Bank Plc, 8.55% (a)(c)(i)	6,660	6,472,734
	Corporacion Andina de Fomento, 6.875%, 3/15/12	5,125	5,386,129
	HBOS Treasury Services Plc, 3.75%, 9/30/08 (c)	505	503,880
	HSBC Bank USA NA, 4.625%, 4/01/14	415	394,140
	Royal Bank of Scotland Group Plc, 6.99% (a)(c)(i)	11,575	10,417,824
	SunTrust Banks, Inc., 4%, 10/15/08	325	325,030
	SunTrust Bank Series CD, 4.415%, 6/15/09	430	431,044
	Wachovia Bank NA, 4.375%, 8/15/08	45	44,957
	Wachovia Bank NA, 6.60%, 1/15/38	5,000	4,356,950
	Wells Fargo & Co., 4.20%, 1/15/10	600	601,749
	Wells Fargo & Co., 4.625%, 8/09/10	255	257,572
	Wells Fargo & Co., 4.875%, 1/12/11	740	750,202

			30,129,806

Computers & Peripherals - 0.3%	International Business Machines Corp., 5.70%,
	9/14/17	8,245	8,367,974

Consumer Finance - 0.7%	FIA Card Services NA, 4.625%, 8/03/09	3,135	3,127,548
	HSBC Finance Corp., 6.50%, 11/15/08	5,375	5,417,973
	MBNA Corp., 4.625%, 9/15/08	2,750	2,756,133
	SLM Corp., 5.40%, 10/25/11	6,000	5,479,134
	SLM Corp., 5.125%, 8/27/12	1,450	1,261,668
	SLM Corp. Series A, 4%, 1/15/09	6,310	6,232,337

			24,274,793

Diversified Financial Services - 4.9%	Bank of America Corp., 7.80%, 2/15/10	75	78,278
	Bank of America Corp., 4.875%, 9/15/12	5,555	5,455,499
	Bank of America Corp., 7.80%, 9/15/16	5,000	5,357,860
	Bank of America Corp., 6%, 9/01/17	2,025	1,951,112
	Bank of America Corp., 5.75%, 12/01/17	6,485	6,090,167
	Bank of America Corp. Series K, 8% (a)(i)	14,630	13,706,408
	Bank of America NA, 5.30%, 3/15/17 (b)	900	826,154
	Citigroup, Inc., 4.125%, 2/22/10	1,540	1,525,740
	Citigroup, Inc., 5.625%, 8/27/12	10,305	10,138,172
	Citigroup, Inc., 5.30%, 10/17/12	6,400	6,242,854

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Citigroup, Inc., 8.30%, 12/21/77 (a)	$ 13,020	$ 12,295,164
	Ford Motor Credit Co. LLC, 5.80%, 1/12/09	545	520,397
	Ford Motor Credit Co. LLC, 9.75%, 9/15/10	2,445	2,131,754
	General Electric Capital Corp., 5%, 11/15/11	18,780	19,141,139
	General Electric Capital Corp., 5.875%, 2/15/12	386	399,430
	General Electric Capital Corp., 6.75%, 3/15/32	5,000	5,034,750
	General Electric Capital Corp., 6.15%, 8/07/37	10,470	9,824,818
General Electric Capital Corp., 6.375%,
	11/15/67 (a)	10,075	9,529,026
	General Electric Capital Corp. Series A, 5%,
	12/01/10	43,550	44,675,855
	General Electric Capital Corp. Series MTN, 5%,
	4/10/12	225	226,560
	JPMorgan Chase & Co., 5.75%, 10/15/08	375	376,491
	JPMorgan Chase & Co., 7.125%, 6/15/09	100	102,182
	JPMorgan Chase & Co., 4.50%, 11/15/10	10	9,977
	JPMorgan Chase Bank NA, 6%, 7/05/17	12,725	12,474,025
	JPMorgan Chase Bank NA Series BKNT, 6%,
	10/01/17	9,865	9,583,285

			177,697,097

Diversified Telecommunication Services -	AT&T, Inc., 5.50%, 2/01/18	9,750	9,447,828
1.1%	AT&T, Inc., 6.50%, 9/01/37	17,575	17,009,419
	Cincinnati Bell, Inc., 7.25%, 7/15/13	200	195,000
	Citizens Communications Co., 6.25%, 1/15/13	235	217,963
	Comcast Cable Holdings LLC, 7.875%, 8/01/13	150	160,996
	GTE Corp., 6.84%, 4/15/18	8,030	8,266,459
	GTE Corp., 6.94%, 4/15/28	75	74,250
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	3,180	3,021,000
	Qwest Corp., 6.026%, 6/15/13 (a)	135	128,925
	Telecom Italia Capital SA, 5.25%, 10/01/15	275	251,668
	Telefonica Europe BV, 7.75%, 9/15/10	160	168,632
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33	95	73,360
	Verizon New Jersey, Inc., 7.85%, 11/15/29	35	37,327
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13	60	58,001
Wind Acquisition Finance SA, 10.75%,
	12/01/15 (c)	150	157,500
	Windstream Corp., 8.125%, 8/01/13	240	239,400
	Windstream Corp., 8.625%, 8/01/16	255	254,363

			39,762,091

Electric Utilities - 0.7%	Florida Power & Light Co., 5.625%, 4/01/34	150	141,663
	Florida Power & Light Co., 5.95%, 2/01/38	7,475	7,389,456
	Florida Power Corp., 6.40%, 6/15/38	6,650	6,754,126
	Nevada Power Co., 6.65%, 4/01/36	3,755	3,624,326
	Sierra Pacific Power Co., 6%, 5/15/16	5,130	5,073,324
	Southern California Edison Co. Series 08-A,
	5.95%, 2/01/38	2,800	2,767,957

			25,750,852

Energy Equipment & Services - 0.1%	Transocean, Inc., 6%, 3/15/18	1,685	1,687,521
	Transocean, Inc., 6.80%, 3/15/38	1,880	1,922,738

			3,610,259

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Food Products - 0.5%	Kraft Foods, Inc., 6.50%, 8/11/17	$ 7,555	$ 7,564,618
	Kraft Foods, Inc., 6.125%, 2/01/18	8,350	8,116,876

			15,681,494

Gas Utilities - 0.0%	El Paso Natural Gas Co., 8.625%, 1/15/22	130	144,256
	El Paso Natural Gas Co., 8.375%, 6/15/32	5	5,584

			149,840

Health Care Providers & Services - 0.1%	UnitedHealth Group, Inc., 5.80%, 3/15/36	3,465	2,867,953
	WellPoint, Inc., 5.95%, 12/15/34	410	354,497

			3,222,450

Hotels, Restaurants & Leisure - 0.2%	American Real Estate Partners LP, 8.125%, 6/01/12	75	72,000
	American Real Estate Partners LP, 7.125%, 2/15/13	1,890	1,715,175
	Harrah's Operating Co., Inc., 10.75%,
	2/01/18 (c)(j)	9,100	6,305,422

			8,092,597

Household Durables - 0.0%	Belvoir Land LLC Series A-1, 5.27%, 12/15/47	325	263,764
	Irwin Land LLC Series A-2, 5.40%, 12/15/47	600	490,572

			754,336

Independent Power Producers & Energy	AES Ironwood LLC, 8.875%, 11/30/25	86	89,598
Traders - 0.2%	AES Red Oak LLC Series B, 9.20%, 11/30/29	50	51,625
	NRG Energy, Inc., 7.375%, 2/01/16	90	84,713
	Texas Competitive Electric Holdings Co. LLC	7,835	7,678,300
	Series B, 10.25%, 11/01/15 (c)

			7,904,236

Insurance - 2.0%	American General Corp., 7.50%, 8/11/10	150	156,015
	American International Group, Inc., 6.25%, 5/01/36	5,255	4,585,424
	American International Group, Inc., 8.175%,
	5/15/58 (a)(c)	14,660	13,796,658
	Berkshire Hathaway Finance Corp., 3.375%,
	10/15/08 (b)	500	500,338
	Chubb Corp., 6.375%, 3/29/67 (a)	6,825	6,243,135
	Hartford Life Global Funding Trusts, 2.946%,
	9/15/09 (a)	1,285	1,284,503
	Lincoln National Corp., 7%, 5/17/66 (a)	4,185	3,811,978
	Lincoln National Corp., 6.05%, 4/20/67 (a)	2,500	2,107,920
	MetLife, Inc., 6.40%, 12/15/66	7,995	6,980,586
	Metropolitan Life Global Funding I, 5.125%,
	4/10/13 (c)	11,675	11,496,232
Monument Global Funding Ltd., 2.64%,
	6/16/10 (a)	2,510	2,487,374
	Progressive Corp., 6.70%, 6/15/37 (a)	6,460	5,664,606
Reinsurance Group of America, 6.75%,
	12/15/65 (a)	4,415	3,471,726
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	5,715	4,909,997
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	5,275	4,604,052

			72,100,544

Life Sciences Tools & Services - 0.0%	Bio-Rad Laboratories, Inc., 7.50%, 8/15/13	40	40,200
	Bio-Rad Laboratories, Inc., 6.125%, 12/15/14	100	94,500

			134,700

Media - 1.8%	CSC Holdings, Inc. Series B, 8.125%, 7/15/09	860	866,450
	CSC Holdings, Inc. Series B, 8.125%, 8/15/09	125	125,938
	Cablevision Systems Corp. Series B, 7.133%,
	4/01/09 (a)	605	605,000

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Comcast Cable Communications Holdings,
	Inc., 8.375%, 3/15/13	$ 670	$ 737,514
	Comcast Corp., 5.90%, 3/15/16	425	415,262
	Comcast Corp., 6.50%, 1/15/17	7,050	7,091,905
	Comcast Corp., 7.05%, 3/15/33	155	157,476
	Comcast Corp., 6.50%, 11/15/35	125	118,828
	Comcast Corp., 6.45%, 3/15/37	7,000	6,514,837
	Comcast Corp., 6.95%, 8/15/37	9,175	9,024,429
	Cox Communications, Inc., 7.125%, 10/01/12	3,895	4,065,434
	News America, Inc., 7.125%, 4/08/28	125	126,890
	News America, Inc., 7.625%, 11/30/28	140	148,802
	News America, Inc., 6.40%, 12/15/35	5,210	4,930,317
	News America, Inc., 6.75%, 1/09/38	5,060	5,175,231
	Shaw Communications, Inc., 7.20%, 12/15/11	3,135	3,166,350
	TCI Communications, Inc., 8.75%, 8/01/15	360	406,935
	Time Warner Cable, Inc., 5.85%, 5/01/17	9,475	8,999,364
	Time Warner Cos., Inc., 9.125%, 1/15/13	9,715	10,667,876
	Time Warner Cos., Inc., 7.57%, 2/01/24	720	732,277
	Time Warner Entertainment Co. LP, 8.375%,
	3/15/23	150	161,641
	Time Warner, Inc., 6.75%, 4/15/11	200	204,456

			64,443,212

Metals & Mining - 0.4%	AK Steel Corp., 7.75%, 6/15/12	170	170,425
	Aleris International, Inc., 9%, 12/15/14 (j)	140	109,200
	Arch Western Finance LLC, 6.75%, 7/01/13	795	779,100
Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (a)	2,310	2,332,776
Freeport-McMoRan Copper & Gold, Inc.,
	8.25%, 4/01/15	3,060	3,216,825
Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17	5,710	6,024,050
	Ispat Inland ULC, 9.75%, 4/01/14	415	443,548

			13,075,924

Multi-Utilities - 0.0%	CenterPoint Energy, Inc., 7.25%, 9/01/10	480	495,170

Multiline Retail - 0.7%	Target Corp., 6%, 1/15/18	24,975	25,064,186

Oil, Gas & Consumable Fuels - 1.4%	Anadarko Petroleum Corp., 5.95%, 9/15/16	7,000	7,003,759
	Anadarko Petroleum Corp., 6.45%, 9/15/36	6,185	6,105,138
	Canadian Natural Resources, Ltd., 5.90%, 2/01/18	2,625	2,608,195
	Compton Petroleum Finance Corp., 7.625%,
	12/01/13	20	19,650
	ConocoPhillips, 7%, 3/30/29	80	86,715
	ConocoPhillips Australia Funding Co., 2.891%,
	4/09/09 (a)	988	988,508
	Consolidated Natural Gas Co. Series A, 5%, 3/01/14	235	225,712
	Consolidated Natural Gas Co. Series C, 6.25%,	150	154,808
	11/01/11
	Devon Financing Corp. ULC, 7.875%, 9/30/31	3,100	3,661,404
	Enterprise Products Operating LP, 4.95%, 6/01/10	450	449,902
	Gazprom OAO, 7.288%, 8/16/37 (c)	6,500	5,973,500
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	7,100	6,660,794
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	5,175	5,226,605
	Overseas Shipholding Group, Inc., 7.50%, 2/15/24	115	105,513

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Petrobras International Finance Co., 5.875%,
	3/01/18	$ 3,255		$ 3,131,128
	Tennessee Gas Pipeline Co., 7%, 10/15/28		920	897,236
	XTO Energy, Inc., 6.75%, 8/01/37		5,750	5,830,581

				49,129,148

Paper & Forest Products - 0.0%	Bowater Canada Finance Corp., 7.95%, 11/15/11		75	52,125
	Georgia-Pacific Corp., 7.125%, 1/15/17 (c)		340	319,600

				371,725

Pharmaceuticals - 0.2%	Bristol-Myers Squibb Co., 5.875%, 11/15/36		550	513,067
	Bristol-Myers Squibb Co., 6.875%, 8/01/97		75	73,974
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		8,050	8,039,149

				8,626,190

Real Estate Investment Trusts (REITs) -	AvalonBay Communities, Inc., 6.625%, 9/15/11		180	184,249
0.0%	Camden Property Trust, 4.70%, 7/15/09		380	374,470
	Rouse Co. LP, 3.625%, 3/15/09		340	327,106
	Rouse Co. LP, 5.375%, 11/26/13		905	722,666

				1,608,491

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18		5,980	5,974,887

Wireless Telecommunication Services -	Rogers Wireless, Inc., 7.50%, 3/15/15		140	148,203
0.1%	Sprint Nextel Corp., 6%, 12/01/16		375	322,500
	Vodafone Group Plc, 5%, 12/16/13		275	266,878
	Vodafone Group Plc, 5%, 9/15/15		55	52,039
	Vodafone Group Plc, 6.15%, 2/27/37		4,325	3,955,286

				4,744,906

	Total Corporate Bonds - 22.0%			787,801,767

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 05, 4%,
	1/04/37	EUR	8,675	11,811,243
	Bundesrepublik Deutschland Series 07, 4.25%,
	7/04/39		5,600	7,945,927
	Israel Government AID Bond, 5.50%, 9/18/23	$ 850		911,923
	Israel Government AID Bond, 5.50%, 4/26/24		625	671,034
Mexico Government International Bond,
	6.375%, 1/16/13		2,378	2,502,845
	Province of Manitoba Canada, 6.375%, 9/01/15	NZD	635	460,653
	Province of Ontario Canada, 6.25%, 6/16/15		720	517,107

	Total Foreign Government Obligations - 0.7%			24,820,732

	Preferred Securities

	Capital Trusts

Capital Markets - 0.0%	Lehman Brothers Holdings Capital Trust V,
	5.857% (a)(i)	$ 1,868		1,218,870

Commercial Banks - 0.7%	BAC Capital Trust VI, 5.625%, 3/08/35		3,555	2,894,744
	BAC Capital Trust XI, 6.625%, 5/23/36		45	41,483
	USB Capital IX, 6.189% (a)(i)		1,270	965,200
	Wachovia Corp. Series K, 7.98% (a)(i)		22,250	20,434,400

				24,335,827

Diversified Financial Services - 0.7%	Bank of America Corp. Series M, 8.125% (a)(i)		7,525	7,113,082

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Capital Trusts	(000)	Value

	JPMorgan Chase & Co., 7.90% (a)(i)	$ 18,025	$ 16,900,961

			24,014,043

	Total Capital Trusts - 1.4%		49,568,740

	Preferred Stocks	Shares

Commercial Banks - 0.2%	Wachovia Corp. Series J, 8%	290,100	6,504,042

Diversified Financial Services - 0.1%	Citigroup, Inc. Series AA, 8.125%	166,500	3,729,600

Thrifts & Mortgage Finance - 0.2%	Fannie Mae, 8.25%	154,755	3,551,626
	Fannie Mae Series O, 7% (a)	100,000	4,715,630

			8,267,256

	Total Preferred Stocks - 0.5%		18,500,898

	Total Preferred Securities - 1.9%		68,069,638

	Total Long-Term Investments
	(Cost - $5,766,686,747) - 156.7%		5,631,474,471

		Par
	Short-Term Securities	(000)

U.S. Government Obligation - 0.6%	Federal Home Loan Bank, 1.80%, 7/01/08	$ 21,300	21,300,000

Medium-Term Notes - 0.1%	SLM Corp., 3.12%, 1/26/09 (a)	4,475	4,405,297

	Total Short-Term Securities
	(Cost - $25,645,101) - 0.7%		25,705,297

	Options Purchased	Contracts

Call Swaptions	Receive a fixed rate of 5.338% and pay a floating
	rate based on 3-month LIBOR, expiring February
	2011, Broker, JPMorgan Chase	61+	3,505,420
	Receive a fixed rate of 5.36% and pay a floating
	rate based on 3-month USD LIBOR, expiring
	June 2013, Broker, USB AG	56+	1,961,310
	Receive a fixed rate of 5.39% and pay a floating
	rate based on 3-month LIBOR, expiring March
2012, Broker, Lehman Brothers Special
	Financing	67+	4,348,620
	Receive a fixed rate of 5.47% and pay a floating rate
	based on 3-month LIBOR, expiring May 2012, Broker,
	Bank of America NA	15+	977,973
	Receive a fixed rate of 5.525% and pay a floating
	rate based on 3-month LIBOR, expiring May 2012,
	Broker, Citibank NA	173+	11,119,335
	Receive a fixed rate of 5.705% and pay a floating
	rate based on 3-month LIBOR, expiring May 2012,
	Broker, Deutsche Bank AG	52+	3,686,492
	Receive a fixed rate of 5.78% and pay a floating rate
	based on 3-month LIBOR, expiring August 2010,
	Broker, Deutsche Bank AG	125+	9,426,782
Receive a fixed rate of 6.025% and pay a
	floating rate based on 3-month LIBOR, expiring
	June 2012, Broker, Lehman Brothers Special
	Financing	81+	6,765,331
Receive a fixed rate of 6.075% and pay a
	floating rate based on 3-month LIBOR, expiring
	July 2012, Broker, Lehman Brothers Special
	Financing	14+	1,237,963

			43,029,226

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

Call Option	EURIBOR, expiring September 2008 at USD 95	742	$ 160,745

Put Swaptions	Pay a fixed rate of 5.338% and receive a floating rate
	based on 3-month LIBOR, expiring February 2011,
	Broker, JPMorgan Chase	61+	2,617,045
	Pay a fixed rate of 5.36% and receive a floating
	rate based on 3-month USD LIBOR, expiring
	June 2013, Broker, UBS AG	56+	1,614,022
	Pay a fixed rate of 5.39% and receive a floating
	rate based on 3-month LIBOR, expiring March
2012, Broker, Lehman Brothers Special
	Financing	67+	3,517,898
	Pay a fixed rate of 5.47% and receive a floating
	rate based 3-month LIBOR, expiring May 2012,
	Broker, Bank of America NA	15+	709,072
Pay a fixed rate of 5.525% and receive a
	floating rate based on 3-month LIBOR, expiring
	May 2012, Broker, Citibank NA	173+	7,541,700
	Pay a fixed rate of 5.705% and receive a floating rate
	based on 3-month LIBOR, expiring May 2012, Broker,
	Deutsche Bank AG	52+	2,010,643
	Pay a fixed rate of 5.78% and receive a floating
	rate based 3-month LIBOR, expiring August
	2010, Broker, Deutsche Bank AG	125+	3,247,262
Pay a fixed rate of 6.025% and receive a
	floating rate based on 3-month LIBOR, expiring
	June 2012, Broker, Lehman Brothers Special
	Financing	81+	2,520,571
	Pay a fixed rate of 6.075% and receive a floating rate
	based 3-month LIBOR, expiring July 2012, Broker,
	Lehman Brothers Special Financing	14+	438,964

			24,217,177

	Total Options Purchased
	(Premiums Paid - $51,891,308) - 1.9%		67,407,148

	Total Investments Before TBA Sale
	Commitments and Options Written
	(Cost - $5,844,223,156*) - 159.3%		5,724,586,916

		Par
	TBA Sale Commitments	(000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 3/01/21 - 7/15/23	$ (35,600)	(34,436,734)
	5.00%, 1/01/18 - 7/15/38	(71,663)	(70,943,954)
	5.50%, 7/01/14 - 7/15/38	(144,100)	(142,204,509)
	6.00%, 1/01/21 - 7/15/38	(3,100)	(3,178,036)
	6.50%, 12/01/28 - 7/15/38	(65,000)	(66,939,015)
	Freddie Mac Mortgage Participation Certificates:
	5.50%, 8/01/17 - 7/15/38	(18,800)	(18,538,398)
	6.00%, 5/01/13 - 7/15/38	(7,000)	(7,078,477)
	Ginnie Mae MBS Certificates:
	5.50%, 11/15/33 - 8/21/38	(32,000)	(31,790,016)
	6.00%, 11/15/33 - 7/15/38	(31,500)	(32,023,467)
	6.50%, 4/15/31 - 8/21/38	(6,300)	(6,511,107)

	Total TBA Sale Commitments
	(Proceeds Received - $413,544,779) - (11.5%)		(413,643,713)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

Call Swaptions	Pay a fixed rate of 4.20% and receive a floating rate
	based 3-month USD LIBOR, expiring November	2008,
	Broker, UBS AG	77+	$ (900,524)
	Pay a fixed rate of 4.58% and receive a floating rate
	based on 3-month USD LIBOR, expiring May 2009,
	Broker, Bank of America NA	33+	(750,932)
	Pay a fixed rate of 4.74% and receive a floating rate
	based on 3-month USD LIBOR, expiring May 2009,
	Broker, Deutsche Bank AG	124+	(3,796,166)
	Pay a fixed rate of 5.01% and receive a floating rate
	based on 3-month USD LIBOR, expiring November
	2008, Broker, UBS AG	43+	(1,614,311)
	Pay a fixed rate of 5.025% and receive a floating rate
	based on 3-month USD LIBOR, expiring November
	2010, Broker, UBS AG	30+	(1,357,350)
	Pay a fixed rate of 5.36% and receive a floating rate
	based on 3-month USD LIBOR, expiring June 2011,
	Broker, JPMorgan Chase	40+	(2,310,880)
	Pay a fixed rate of 5.40% and receive a floating rate
	based on 3-month USD LIBOR, expiring December
	2010, Broker, UBS AG	55+	(3,226,740)
	Pay a fixed rate of 5.53% and receive a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker, Barclays Bank Plc	107+	(6,833,847)
	Pay a fixed rate of 5.74% and receive a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker, JPMorgan Chase	42+	(2,971,321)
	Pay a fixed rated of 4.58% and received a floating rate
	based on 3-month USD LIBOR, expiring May 2009,
	Broker, Lehman Brothers Special Financing	93+	(2,040,751)
	Pay a fixed rated of 4.87% and receive a floating rate
	based on 3-month USD LIBOR, expiring February 2010,
	Broker, UBS AG	116+	(4,414,632)
	Pay a fixed rated of 5.46% and receive a floating rate
	based on 3-month LIBOR, expiring August 2008,
	Broker, JPMorgan Chase	4+	(269,879)
	Pay a fixed rated of 5.46% and receive a floating rate
	based on 3-month LIBOR, expiring August 2008,
	Broker, JPMorgan Chase	29+	(1,793,193)
	Pay a fixed rated of 5.485% and receive a floating rate
	based on expiring 3-month LIBOR, Broker, JPMorgan
	Chase	5+	(324,842)
	Pay a fixed rated of 5.67% and receive a floating rate
	based on 3-month LIBOR, expiring January 2010,
	Broker, Citibank NA	3+	(252,233)
	Pay a fixed rated of 5.7575% and receive a floating
	rate based on 3-month LIBOR, expiring July 2008,
	Broker, Credit Suisse International	100+	(300)

			(32,857,901)

Call Options	10-Year U.S Treasury Bond, expiring August 2008 at
	USD 113	416	(370,500)

	Master Total Return Portfolio of Master Bond LLC
	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

	10-Year U.S. Treasury Bond, expiring August 2008 at
	USD 117	416	$ (143,000)
			(513,500)

Put Swaptions	Receive a fixed rate of 3.10% and pay a floating rate
	based on 3-month USD LIBOR, expiring October 2008,
	Broker, Citibank NA	171+	(2,596,619)
	Receive a fixed rate of 3.30% and pay a floating rate
	based on 3-month LIBOR, expiring October 2008,
	Broker, Deutsche Bank AG	347+	(3,830,321)
	Receive a fixed rate of 4.58% and pay a floating rate
	based on 3-month USD LIBOR, expiring May 2009,
	Broker, Bank of America NA	33+	(1,565,592)
	Receive a fixed rate of 4.58% and pay a floating rate
	based on 3-month USD LIBOR, expiring May 2009,
	Broker, Lehman Brothers Special Financing	93+	(4,488,850)
	Receive a fixed rate of 4.70% and pay a floating rate
	based on 3-month USD LIBOR, expiring November
	2008, Broker, UBS AG	77+	(2,569,220)
	Receive a fixed rate of 4.74% and pay a floating rate
	based on 3-month USD LIBOR, expiring May 2009,
	Broker, Deutsche Bank AG	124 +	(4,533,984)
	Receive a fixed rate of 4.87% and pay a floating rate
	based on 3-month LIBOR expiring February 2010,
	Broker, UBS AG	116+	(5,485,290)
	Receive a fixed rate of 5.01% and pay a floating rate
	based on 3-month USD LIBOR, expiring November
	2008, Broker, UBS AG	43+	(935,572)
	Receive a fixed rate of 5.025% and pay a floating rate
	based on 3-month USD LIBOR, expiring November
	2010, Broker, UBS AG	30+	(1,609,200)
	Receive a fixed rate of 5.36% and pay a floating rate
	based on 3-month USD LIBOR, expiring June 2011,
	Broker, JPMorgan Chase	40+	(1,745,200)
	Receive a fixed rate of 5.40% and pay a floating rate
	based on 3-month USD LIBOR, expiring December
	2010, Broker, UBS AG	55+	(2,237,454)
	Receive a fixed rate of 5.485% and pay a floating rate
	based on 3-month LIBOR, expiring October 2009,
	Broker, JPMorgan Chase	5+	(124,924)
	Receive a fixed rate of 5.53% and pay a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker, Barclays Bank Plc	107+	(3,588,107)
	Receive a fixed rate of 5.67% and pay a floating rate
	based on 3-month LIBOR, expiring January 2010,
	Broker, Citibank NA	3+	(80,259)
	Receive a fixed rate of 5.7575% and pay a floating rate
	based on 3-month LIBOR, expiring July 2008, Broker,
	Credit Suisse International	100+	(8,523,300)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Receive a fixed rate of 5.46% and pay a floating rate
based on 3-month LIBOR, expiring August 2008,
Broker, JPMorgan Chase	34+	$ (48,400)
Receive a fixed rate of 5.74% and pay a floating rate
based on 3-month LIBOR, expiring October 2012,
Broker, JPMorgan Chase	42+	(1,605,962)

		(45,568,257)

Total Options Written
(Premiums Received - $67,375,773) - (2.2%)		(78,939,655)

Total Investments, Net of TBA Sale
Commitments and Options Written
(Cost - $5,363,302,604) - 145.6%		5,232,003,548
Liabilities in Excess of Other Assets - (45.6%)		(1,638,456,322)

Net Assets - 100.0%	$ 3,593,547,226

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 5,850,394,675

Gross unrealized appreciation	$ 39,888,699
Gross unrealized depreciation	(165,696,458)
Net unrealized depreciation	$ (125,807,759)

+ One contract represents a notional amount of $1,000,000.

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.

(c)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(e)	Represents or includes a "to-be-announced" transaction. The Master Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(g)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Gain	Income

BlackRock Capital Finance LP Series
1997-R2 Class AP, 11.709%,
12/25/35	-	$ 2,832	$ 15	$ 881
Merrill Lynch, Mortgage Trust Series
2007-C1, Class AM, 6.022%, 6/12/50
	-	-	-	$ 56,564

(h)	Security is fair valued.

(i)	Security is a perpetual in nature and has no stated maturity date.

(j)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

• For Master Portfolio compliance purposes, the Mater Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)

• Forward foreign currency contracts as of June 30, 2008 were as follows:

					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)

JPY	4,500,595,449	$ 44,141,185		7/11/08	$ (1,730,896)
$ 7,434,843		JPY	759,490,000	'7/11/08	277,970
EUR	23,600,000	JPY	3,904,964,560	7/23/08	288,017
JPY	1,916,209,710	EUR	11,870,000	7/23/08	(596,145)
JPY	1,786,129,950	EUR	10,905,000	7/23/08	(305,295)
NZD	370	$ 280		7/23/08	-
$ 7,829,237		EUR	4,975,376	7/23/08	5,139
$ 36,680,615		EUR	23,955,000	7/23/08	(990,159)
$ 2,936,878		EUR	1,897,000	7/23/08	(46,276)
$ 972,065		NZD	1,252,000	7/23/08	21,805

Total					$ (3,075,840)

• Financial futures contracts purchased as of June 30, 2008 were as follows:

					Unrealized
			Expiration	Face	Appreciation
Contracts	Issue		Date	Value	(Depreciation)

618	Euro Dollar
	Future		December 2008	$ 149,326,135	$ 260,765
863	Euro Dollar
	Future		June 2009	$ 209,075,485	(941,460)
2,678	Euro Dollar
	Future		March 2009	$ 646,285,668	986,932
2,139	10-Year U.S.
	Treasury Bond		September 2008	$ 241,709,140	1,969,751
466	Euro-Bund
	Future		September 2008	$ 82,088,300	(963,477)

Total					$ 1,312,511

• Financial futures contracts sold purchased as of June 30, 2008 were as follows:

					Unrealized
			Expiration	Face	Appreciation
Contracts	Issue		Date	Value	(Depreciation)

3,480	5-Year U.S.
	Treasury Bond		September 2008	$ 380,734,934	$ (3,995,380)
2,158	Euro Dollar
	Future		June 2010	$ 520,066,691	4,439,566
1,752	2-Year U.S.
	Treasury Bond		September 2008	$ 367,777,671	(2,250,206)
2,430	30-Year U.S.
	Treasury Bond		September 2008	$ 275,599,825	(5,292,988)

Total					$ (7,099,008)

• Swaps outstanding as of June 30, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on Comcast Cable
Communications, Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2008	$ 7,115	$ 14,400

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)

• Swaps outstanding as of June 30, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase
Expires January 2009	$ 19,239	$ (774,296)

Receive a fixed rate of 5.496% and pay a floating rate
based on 3-month USD LIBOR

Broker, Bank of America NA
Expires July 2009	$ 10,000	235,827

Receive a fixed rate of 4.05% and pay a floating rate based
on 3-month USD LIBOR

Broker, Barclay's Bank Plc
Expires December 2009	$ 57,800	607,240

Receive a fixed rate of 4.51% and pay a floating rate based
on 3-month USD LIBOR

Broker, UBS AG
Expires September 2010	$ 5,600	123,018

Receive a fixed rate of 5% and pay a floating rate based on
3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires November 2010	$ 4,000	50,626

Receive a fixed rate of 5.158% and pay a floating rate
based on 3-month USD LIBOR

Broker, Goldman Sachs Capital Markets, L.P.
Expires November 2010	$ 5,700	87,842

Bought credit default protection on Sara Lee Corp. and
pay 0.57%

Broker, Lehman Brothers Special Financing
Expires December 2010	$ 7,580	(39,461)

Bought credit default protection on RadioShack Corp. and
pay 1.16%

Broker, UBS AG
Expires December 2010	$ 7,625	133,041

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)

• Swaps outstanding as of June 30, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Bought credit default protection on Limited Brands, Inc.
and pay 1.065%

Broker, UBS AG
Expires December 2010	$ 7,625	$ 233,760

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services Inc.
Expires January 2011	$ 16,600	(1,622,626)

Sold credit default protection on SLM Corp. and receive
5.10%

Broker, Lehman Brothers Special Financing
Expires March 2011	$ 13,000	(94,614)

Bought credit default protection on Sara Lee Corp. and
pay 0.604%

Broker, JPMorgan Chase
Expires March 2011	$ 7,720	(47,524)

Bought credit default protection on Limited Brands, Inc.
and pay 0.73%

Broker, Lehman Brothers Special Financing
Expires March 2011	$ 7,720	327,491

Bought credit default protection on Computer Sciences
Corp. and pay 0.88%

Broker, Morgan Stanley Capital Services Inc.
Expires June 2011	$ 7,770	(77,529)

Receive a fixed rate of 4.906% and pay a floating rate
based on 3-month LIBOR

Broker, UBS AG
Expires December 2011	$ 150,000	4,316,269

Receive a fixed rate of 4.897% and pay a floating rate
based on 3-month LIBOR

Broker, JPMorgan Chase
Expires December 2011	$ 165,000	4,675,708

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)

• Swaps outstanding as of June 30, 2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive a fixed rate of 4.867% and pay a floating rate
based on 3-month USD LIBOR

Broker, UBS AG
Expires October 2012		$ 100,400	$ 2,740,825

Receive a fixed rate of 3.77375% and pay a floating rate
based on 3-month USD LIBOR

Broker, Bank of America NA
Expires January 2013		$ 85,200	(1,554,128)

Sold credit default protection on SLM Corp. and receive 5%

Broker, Barclay's Bank Plc
Expires March 2013		$ 5,000	75,780

Receive a fixed rate of 5.29375% and pay a floating rate
based on 6-month USD LIBOR

Broker, Deutsche Bank AG London
Expires April 2013	GBP	19,300	(1,478,140)

Receive a fixed rate of 5.14% and pay a floating rate based
on 6-month British Pound Sterling LIBOR

Broker, Deutsche Bank AG London
Expires April 2013	GBP	19,300	(1,597,611)

Pay a fixed rate of 3.87375% and receive a floating rate
based on 3-month USD LIBOR

Broker, Goldman Sachs Capital Markets, L.P.
Expires May 2013		$ 125,900	2,033,622

Receive a fixed rate of 4.32375% and pay a floating rate
based on 3-month USD LIBOR

Broker, Citibank NA
Expires July 2013		$ 106,700	284,110

Bought credit default protection on Eastman Chemical Co.
and pay 0.68%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2013		$ 7,800	7,098

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)

• Swaps outstanding as of June 30, 2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive a fixed rate of 6.65% and pay a floating rate based
on 3-month NZD Bank Bill Rate

Broker, Citibank NA
Expires December 2015	NZD	2,000	$ (58,578)

Pay a fixed rate of 5.071% and receive a floating rate
based on 3-month LIBOR

Broker, UBS AG
Expires March 2017		$ 70,300	(1,488,652)

Pay a fixed rate of 4.968% and receive a floating rate
based on 3 month USD-LIBOR

Broker, Deutsche Bank AG London
Expires September 2017		$ 79,700	(2,002,074)

Pay a fixed rate of 5.305% and receive a floating rate
based on 3-month USD LIBOR

Broker, Citibank NA
Expires October 2017		$ 154,400	(9,443,469)

Pay a fixed rate of 5.115% and receive a floating rate
based on 3-month USD LIBOR

Broker, Lehman Brothers Special Financing
Expires March 2018		$ 67,500	(908,153)

Pay a fixed rate of 4.732% and receive a floating rate
based on 3-month USD LIBOR

Broker, Lehman Brothers Special Financing
Expires July 2018		$ 53,300	(216,434)

Pay a fixed rate of 4.65% and receive a floating rate based
on 3-month USD LIBOR

Broker, UBS AG
Expires November 2018		$ 13,300	173,133

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month LIBOR

Broker, JPMorgan Chase
Expires August 2022		$ 24,125	1,446,043

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments June 30, 2008 (Unaudited)

• Swaps outstanding as of June 30, 2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month USD LIBOR

Broker, Goldman Sachs Capital Markets, L.P.
Expires April 2027		$ 1,700	$ 104,162

Total			$ (3,733,294)

• Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: August 22, 2008